Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity

Note 10. Equity

  Share capital

On September 18, 2013, the Company completed a follow-on public offering of 5.2 million of its ordinary shares and received net proceeds of $462.9 million.

During 2012, Hewlett-Packard Company exercised its warrant to purchase 0.5 million shares of the Company through a “cashless exercise” in accordance with the terms of the warrant and was issued 360,115 shares. The Company received a tax benefit of $6.1 million in excess of the tax benefit based on intrinsic value on date of issuance of the warrant and the tax benefit is reflected as an increase to additional paid-in capital in the statement of changes in equity.

As discussed in note 2, the Stratasys-Objet merger was accounted for as reverse acquisition with Objet as the legal acquirer and Stratasys, Inc. as the accounting acquirer. Under reverse acquisition accounting, the U.S. dollar amount for ordinary shares is based on the nominal value and number of shares issued by Objet (reflecting the legal structure of Objet as the legal acquirer) on the merger date plus subsequent shares issued by the Company. The amounts in additional paid-in capital represent that of Stratasys, Inc. and include the fair value of shares deemed for accounting purposes to have been issued by Stratasys, Inc. on the merger date and the fair value of the Objet stock options included in the purchase price calculation. The Stratasys, Inc. additional paid-in capital was also adjusted for the difference between the number of ordinary shares discussed in note 2 above and the historical number of shares of Stratasys, Inc. common stock, as well as the elimination of the recorded number of Stratasys, Inc. treasury stock. In September, 2012 Objet shareholders adopted resolutions according to which, upon the effectiveness of the merger, the Company's authorized share capital was reduced to 60 million ordinary shares of a nominal value of NIS 0.01 each. All outstanding ordinary shares are validly issued, fully paid and non-assessable. The current authorized share capital reflects (i) the automatic conversion of all Objet preferred shares and options to purchase preferred shares outstanding prior to the effective time of the merger into ordinary shares and options to purchase ordinary shares, respectively, on a one-for-one basis, in accordance with the articles of association of Objet in effect prior to the closing of the merger, and (ii) a one-for-8.691 reverse stock split ratio and accompanying reduction in Objet's authorized share capital from NIS 5 million to NIS 0.6 million and a corresponding reduction in the nominal value per share from NIS 0.0833 to NIS 0.01, each of which became effective at the effective time of the merger.

At the Company's annual general meeting held in June 2013, the Company's shareholders approved an amendment to the Company's articles of association to increase the number of ordinary shares the Company is authorized to issue to 180 million and correspondingly to increase the Company's share capital to NIS1.8 million.

  Stock-based compensation plans

The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”), which became effective upon closing of the Stratasys-Objet merger, provides for the grant of options, restricted shares, restricted share units (“RSUs”) and other share-based awards to the Company's and its subsidiaries' respective directors, employees, officers, consultants, and advisors and to any other person whose services are considered valuable to the Company or any of its affiliates. Under the 2012 plan, options and RSUs generally have a contractual term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee's continuing service to the Company. As of December 31, 2014, 3.1 million shares were available for equity awards under the 2012 plan. On January 1, 2015, the reserve pool under the 2012 plan was automatically increased by 0.5 million shares.

Stratasys-Objet merger stock options

The Company recognized a one-time stock compensation expense of $4.5 million in 2012 in connection with stock options granted by Stratasys, Inc. prior to the date of the merger agreement and certain options granted in May 2012, all of which became fully exercisable under their terms on completion of the merger. Stratasys, Inc. options outstanding on the merger date were replaced with Company options with the same terms and equivalent value.

Objet options outstanding on the merger date remained outstanding under their original terms. Under purchase accounting, the value of options that were vested and exercisable on the merger date was included as part of the purchase price. The value of options with remaining vesting after the merger date was re-valued as of the merger date and that value will be reflected in stock compensation expense over the remaining vesting period. The valuation on the merger date used assumptions of risk free interest rate of 0.4% to 0.5%; expected option terms of 2.5 to 3.7 years; expected price volatility of 60.7% to 62.6%; and no dividend yield.

A summary of the stock option activity (reflecting historical Stratasys, Inc. stock options prior to the Stratasys-Objet merger date) for the year ended December 31, 2014 is as follows:

		Per Share			Weighted Average
	Number of Options	Exercise Price			Exercise Price
Options outstanding as of December 31, 2013	2,007,433	2.21	-	120.51	29.66
Granted in 2014	239,583	91.48	-	115.12	103.55
GrabCAD options from merger in 2014	72,876	2.89	-	9.32	7.28
Exercised in 2014	(557,605)	2.21	-	99.01	14.14
Forfeited in 2014	(43,046)	2.74	-	120.51	52.22
Options outstanding as of December 31, 2014	1,719,241	2.21	-	120.51	43.89
Exercisable options as of December 31, 2014	870,569	$2.21	-	$120.51	$22.70

The following table summarizes information about stock options outstanding at December 31, 2014:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2014	Life in Years	Price	2014	Price
$2.21	-	$9.90	579,605	3.95	$6.90	$478,305	$6.79
9.91	-	46.87	552,969	2.98	28.88	282,495	24.98
46.88	-	101.98	387,097	8.60	86.58	108,750	85.79
$101.99	-	$120.51	199,570	8.48	106.34	1,019	120.51
			1,719,241		$43.89	870,569	$22.70
Aggregate intrinsic value (U.S. $ in thousands)			$74,501			$53,010

              The weighted average life remaining on vested options was 3.8 years at December 31, 2014. The weighted average grant date fair value based on the Black-Scholes model was $60.82 for options granted in 2014. The Company issues new ordinary shares upon exercise of stock options. The total intrinsic value of options exercised was approximately $55.6 million in 2014, $160.1 million in 2013 and $74.5 million in 2012.

The Company used the Black-Scholes option-pricing model to determine the fair value of grants made in 2014, 2013 and 2012. The following assumptions were applied in determining the compensation cost:

	2014	2013	2012
Risk-free interest rate	1.3%-2.0%	1.4% - 1.7%	0.8%
Expected option term (years)	4.2-6.5	5.1 - 5.2	4.5
Expected price volitility	45.8%- 47.6%	56% - 57%	62%
Dividend yield	-	-	-
Weighted average grant date fair value	$60.82	$40.94	$22.36

As of December 31, 2014, there were 848,672 unvested options of the Company. As of December 31, 2014, the unrecognized compensation cost related to all unvested stock options of $36.1 million is expected to be recognized as an expense over a weighted-average period of 1.36 years.

During the years ended December 31, 2014 and 2013, the Company granted RSUs for 475,511 and 215,153 ordinary shares of the Company at a weighted average fair value of $92.66 and $97.88, respectively. Stock-based compensation expense equal to the aggregate fair value of the RSUs at grant date, less an estimate of forfeitures, is being recorded on a straight-line basis over the four-year vesting period. As of December 31, 2014, the unrecognized compensation cost related to all unvested RSUs of $56.1 million is expected to be recognized as expense on a straight-line basis over a weighted-average period of 3.52 years.

Equity classified stock-based compensation expenses included in the Company's Statements of Operations were:

	2014	2013	2012

	(U.S. $ in thousands)

Cost of sales	$4,495	$2,980	$603
Research and development, net	4,862	3,491	960
Selling, general and administrative	20,850	17,791	7,311
Total stock-based compensation expenses	$30,207	$24,262	$8,874

  Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes for the year ended December 31, 2014:

      Realized gains and losses on cash flow hedges were reclassified to research and development and selling and general and administrative expenses.

     Other reclassifications from accumulated other comprehensive income were reclassified to financial income (expense), net.

	Year ended December 31, 2014
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Other	Total
	(U.S. $ in thousands)
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive income before reclassifications	(2,222)	(4,326)	-	(6,548)
Amounts reclassified from accumulated other comprehensive income	826	-	167	993
Other comprehensive income (loss)	(1,396)	(4,326)	167	(5,555)
Balance as of December 31, 2014	$(1,243)	$(2,404)	$-	$(3,647)